UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $25,166 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MODUSLINK GLOBAL SOLUTIONS     COM NEW          60786L107     3497  1210013 SH       SOLE                  1210013        0        0
COVENTRY HEALTH CARE INC       COM              222862104     3540   237927 SH       SOLE                   237927        0        0
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1  477143ac5     3274  4225000 SH       SOLE                                 0
MARKET LEADER INC                               57056R103      283   166680 SH       SOLE                   166680        0
MF GLOBAL LTD                  SHS              G60642108      358   175262 SH       SOLE                   175262        0        0
PENSON WORLDWIDE INC           COM              709600100     1247   163614 SH       SOLE                   163614        0        0
PRG-SCHULTZ INTERNATIONAL IN   COM NEW          69357C503      919   225330 SH       SOLE                   225330        0        0
THINKORSWIM GROUP INC          COM              88409C105     7361  1309719 SH       SOLE                  1309719        0        0
TREE COM INC                   COM              894675107      522   200802 SH       SOLE                   200802        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     2474    93000 SH       SOLE                    93000        0        0
ZIPREALTY INC                  COM              98974V107     1691   638109 SH       SOLE                   638109        0        0